Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.60%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,352,034.33

Principal:
Principal Collections	$27,095,349.54
Prepayments in Full	$12,910,318.83
Liquidation Proceeds	$533,449.76
Recoveries	$10,638.28
Sub Total	$40,549,756.41
Collections	$42,901,790.74

Purchase Amounts:
Purchase Amounts Related to Principal	$104,194.44
Purchase Amounts Related to Interest	$441.27
Sub Total	$104,635.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,006,426.45

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,006,426.45
Servicing Fee	$986,890.27	$986,890.27	$0.00	$0.00	$42,019,536.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,019,536.18
Interest - Class A-2a Notes	$301,031.49	$301,031.49	$0.00	$0.00	$41,718,504.69
Interest - Class A-2b Notes	$154,034.81	$154,034.81	$0.00	$0.00	$41,564,469.88
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$40,936,132.38
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$40,719,332.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,719,332.38
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$40,631,319.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,631,319.05
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$40,568,177.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,568,177.05
Regular Principal Payment	$36,870,388.26	$36,870,388.26	$0.00	$0.00	$3,697,788.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,697,788.79
Residual Released to Depositor	$0.00	$3,697,788.79	$0.00	$0.00	$0.00
Total		$43,006,426.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,870,388.26
Total					$36,870,388.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,345,400.69	$65.86	$301,031.49	$0.75	$26,646,432.18	$66.61
Class A-2b Notes	$10,524,987.57	$65.86	$154,034.81	$0.96	$10,679,022.38	$66.82
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$36,870,388.26	$23.46	$1,451,359.13	$0.92	$38,321,747.39	$24.38

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$271,607,362.54	0.6790184	$245,261,961.85	0.6131549
Class A-2b Notes	$108,507,141.32	0.6790184	$97,982,153.75	0.6131549
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,045,704,503.86	0.6652953	$1,008,834,115.60	0.6418377

Pool Information
Weighted Average APR	2.436%	2.423%
Weighted Average Remaining Term	47.04	46.19
Number of Receivables Outstanding	54,694	53,736
Pool Balance	$1,184,268,329.23	$1,142,871,212.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,086,314,150.34	$1,048,822,805.33
Pool Factor	0.6893202	0.6652244

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$94,048,407.39
Targeted Overcollateralization Amount	$134,037,097.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$134,037,097.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$753,803.94
(Recoveries)		31	$10,638.28
Net Loss for Current Collection Period			$743,165.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7530%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3460%
Second Prior Collection Period			0.6018%
Prior Collection Period			0.4852%
Current Collection Period			0.7664%
Four Month Average (Current and Prior Three Collection Periods)			0.5499%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,350	$4,725,609.28
(Cumulative Recoveries)			$241,069.31
Cumulative Net Loss for All Collection Periods			$4,484,539.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2610%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,500.45
Average Net Loss for Receivables that have experienced a Realized Loss			$3,321.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	483	$11,646,779.25
61-90 Days Delinquent	0.13%	58	$1,486,814.75
91-120 Days Delinquent	0.01%	4	$103,174.41
Over 120 Days Delinquent	0.02%	6	$172,930.27
Total Delinquent Receivables	1.17%	551	$13,409,698.68

Repossession Inventory:
Repossessed in the Current Collection Period		37	$869,803.70
Total Repossessed Inventory		65	$1,579,378.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1025%
Prior Collection Period			0.1225%
Current Collection Period			0.1265%
Three Month Average			0.1172%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1543%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer